Note 7 - Promissory notes	9 Months Ended
Apr. 30, 2013
Debt Disclosure [Abstract]
Note 7 - Promissory notes

Note 7 – Promissory notes:

On November 28, 2012, The Company received fund of $20,000 from third party. The Promissory note is due on November 28, 2014, bears interest at 10% per annum and is unsecured.

As of April 30, 2013, the Company accrued interest expense $1,189 reflected on the Company’s balance sheets as accounts payable and accrued expenses.